Offerings	Nov. 03, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Fee Rate	0.0087%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred stock, par value $0.0001 per share
Fee Rate	0.0087%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.0087%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.0087%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.0087%
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 183,059.51
Fee Rate	0.0087%
Amount of Registration Fee	$ 15.93
Offering Note	(1) There are being registered under this Registration Statement such indeterminate number of common stock, preferred stock, warrants, and subscription rights of Jaguar Health, Inc. (the "Registrant"), and a combination of such securities, separately or as units, as may be sold by the Registrant from time to time, which collectively, shall have an initial maximum aggregate offering price not to exceed $75,000,000. Pursuant to Rule 416 under the U.S. Securities Act of 1933, as amended (the "Securities Act"), the securities being registered hereunder include such indeterminate number of common stock, preferred stock, warrants, subscription rights, and units as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends, or similar transactions. The proposed maximum aggregate offering price per security will be determined, from time to time, by the Registrant in connection with the sale of the securities under this Registration Statement. (2) The proposed maximum aggregate offering price per class of security will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered under this Registration Statement and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. of the Instructions to the Calculation of Filing Fee Tables and Related Disclosure on Form S-3 under the Securities Act.
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-278861
Carry Forward Initial Effective Date	May 01, 2024
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred stock, par value $0.0001 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-278861
Carry Forward Initial Effective Date	May 01, 2024
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Subscription Rights
Carry Forward Form Type	S-3
Carry Forward File Number	333-278861
Carry Forward Initial Effective Date	May 01, 2024
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-278861
Carry Forward Initial Effective Date	May 01, 2024
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-278861
Carry Forward Initial Effective Date	May 01, 2024
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 41,376,058.50
Carry Forward Form Type	S-3
Carry Forward File Number	333-278861
Carry Forward Initial Effective Date	May 01, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 6,107.11
Offering Note	(3) Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include $41,376,058.50 of unsold securities (the "Unsold Securities") previously registered and offered by the Registrant pursuant to the Registration Statement on Form S-3 (File No. 333-278861) (the "Prior Registration Statement"), which was declared effective on May 1, 2024. The Prior Registration Statement registered securities for a maximum aggregate offering price of $75,000,000, and of that amount the registrant has previously sold securities for an aggregate offering price of $33,623,941.50. In connection with the filing of the Prior Registration Statement, the Registrant paid a filing fee of $11,070 with respect to the aggregate $75,000,000 of securities (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement). Of that amount, $6,107.11 is associated with the Unsold Securities. Pursuant to Rule 457(p), the filing fee associated with the offering of the Unsold Securities is hereby carried forward to be applied to the Unsold Securities registered hereunder. In addition to the Unsold Securities being carried forward from the Prior Registration Statement, the Registrant is also registering under this Registration Statement the offer and sale of an additional $33,623,941.50 of new securities for which the Registrant (i) paid a registration fee of $2,909.36 at the time of the initial filing of this Registration Statement on October 22, 2026 and (ii) is paying an additional registration fee of $15.93 in connection with the filing of Amendment No. 1 to this Registration Statement. To the extent that, after the filing date of Amendment No. 1 to this Registration Statement and prior to the effectiveness of this Registration Statement, the Registrant sells any Unsold Securities pursuant to the Prior Registration Statement, the Registrant will identify in another pre-effective amendment to this Registration Statement the updated amount of Unsold Securities from the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6).
Offering: 13
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Offering: 14
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred stock, par value $0.0001 per share
Offering: 15
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights
Offering: 16
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Offering: 17
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Offering: 18
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 33,440,881.99
Amount of Registration Fee	$ 2,909.36